Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Summary of Other Financial Liabilities
As of December 31, this item includes:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Bank loans (a)	631,863	571,659	445,289	409,272	186,574	162,387
Finance leases (b)	23,650	52,391	10,357	13,635	13,293	38,756
Lease liability for right-of-use asset (c)	92,870	72,726	23,980	19,950	68,890	52,776
Other financial entities (d)	142,212	201,544	1,903	10,027	140,309	191,517

	890,595	898,320	481,529	452,884	409,066	445,436

Summary of Bank Loan

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2019	2020	2019	2020
Cumbra Peru S.A. (i)	2.00% / 11.00%	2022	170,798	222,924	26,401	19,977
UNNA ENERGIA S.A. (ii)	3.06% / 6.04%	2027	30,367	24,950	102,895	99,474
AENZA S.A.A. (iii)	9.10% / 10.10%	2022	112,854	51,977	—	39,618
Adexus S.A.	0.50% / 1.15%	2021	20,927	19,224	57,278	—
Viva Negocio Inmobiliario S.A.	6.84% / 11.00%	2022	110,343	90,197	—	3,318

			445,289	409,272	186,574	162,387

Summary of Finance Lease Obligations

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2019	2020	2019	2020
Adexus S.A.	0.23% / 0.51%	2027	608	6,848	62	31,557
Viva Negocio Inmobiliario S.A.	7.79% / 9.04%	2023	4,297	4,617	7,399	4,357
Cumbra Peru S.A.	4.80% / 7.67%	2023	3,395	2,021	5,678	2,823
UNNA ENERGIA S.A.	6.28%	2022	1,511	149	154	19
Concar S.A.C.	4.30% / 5.05%	2020	546	—	—	—

			10,357	13,635	13,293	38,756

Summary of Minimum Payment by Maturity and Present Value of Finance Lease Obligations
The minimum payments to be made according to their maturity and the present value of the leasing obligations are as follows:

	At December 31,
	2019	2020
Up to 1 year	11,438	16,287
From 1 to 5 years	16,877	35,770
Over 5 years	—	8,515

	28,315	60,572
Future financial charges	(4,665)	(8,181)

Present value of the obligations for finance lease contracts	23,650	52,391

Summary of Present value of Finance Lease Obligations

	At December 31,
	2019	2020
Up to 1 year	10,357	13,635
From 1 year to 5 years	13,293	30,635
Over 5 years	—	8,121

	23,650	52,391

Summary of Lease Liability for Right-of-use Asset
c)	Lease liability for right-of-use asset

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2019	2020	2019	2020
UNNA ENERGIA S.A.	6.59% / 7.80%	2023	10,584	6,765	10,261	2,926
AENZA S.A.A.	7.88%	2027	4,888	6,534	50,362	41,403
Adexus S.A.	0.25% / 0.50%	2025	5,734	3,408	6,920	5,656
Cumbra Peru S.A.	7.65%	2022	1,592	852	541	426
Concar S.A.C.	5.55%	2024	1,171	2,047	806	1,925
Cumbra Ingenieria S.A.	7.40%	2023	—	302	—	381
Tren Urbano de Lima S.A.	10.00%	2023	—	42	—	59
Other minors	6.31% / 10.00%	2020	11	—	—	—

			23,980	19,950	68,890	52,776

Summary of Minimum Payment by Maturity and the Present Value of the Lease Liability for Right-of-use Asset Obligations
The minimum payments to be made according to their maturity and the present value of the lease liability for right-of-use
asset obligations are as follows:

	At December 31,
	2019	2020
Up to 1 year	31,036	24,714
From 1 to 5 years	73,370	51,853
Over 5 years	11,551	11,131

	115,957	87,698
Future financial charges	(23,087)	(14,972)

Present value of the lease liability for right-of-use asset obligations	92,870	72,726

Summary of Present Value of Lease Liability for Right-of-use Asset
The present value of the lease liability for
right-of-use
asset obligations are as follows:

	At December 31,
	2019	2020
Up to 1 year	23,981	19,950
From 1 year to 5 years	57,713	42,641
Over 5 years	11,176	10,135

	92,870	72,726

Obligations under finance leases [member]
Statement [line items]
Summary of Carrying Amount and Fair Value of Borrowings
The book value and fair value of financial liabilities are as follows:

	Carrying amount		Fair value
	At December, 31		At December, 31
	2019	2020	2019	2020
Bank loans	631,863	571,659	650,224	589,737
Finance leases	23,650	52,391	23,697	54,343
Lease liability for right-of-use asset	92,870	72,726	109,453	88,779
Other financial entities	142,212	201,544	142,212	247,857

	890,595	898,320	925,586	980,716